Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	1-15589
Entity Registrant Name	AMCON DISTRIBUTING COMPANY
Entity Central Index Key	0000928465
Entity Tax Identification Number	47-0702918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7405 Irvington Road
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68122
City Area Code	402
Local Phone Number	331-3727
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	DIT
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false